Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

July 20, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Eaton Vance Mutual Funds Trust (File No. 811-04015) and Eaton Vance Special Investment Trust (File No. 811-01545) (collectively, the “Registrants”)

on behalf of Eaton Vance Floating-Rate  & High Income Fund, Eaton Vance Tax-Managed Equity Asset Allocation Fund and Eaton Vance Balanced Fund (each a “Fund” and together the “Funds”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrants on behalf of the Funds, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy (“proxy materials”) regarding a Special Joint Meeting of Shareholders to be held on Thursday, September 20, 2018. The shareholders are being asked to consider the following proposals:

1.	To approve a new Investment Advisory Agreement between 1) Eaton Vance Mutual Funds Trust and Eaton Vance Floating-Rate & High Income Fund and 2) Eaton Vance Special Investment Trust and Eaton Vance Balanced Fund pursuant to which EVM will serve as investment adviser to each Fund;

2.     To approve a change to Eaton Vance Tax-Managed Equity Asset Allocation Fund’s investment objective; and

3.     To consider and act upon any other matters which may properly come before the meeting and any adjourned session thereof.

We would appreciate receiving the Staff's comments, if any, as soon as possible so that the definitive proxy materials can be printed.

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8879.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President